Fair Value of Financial Instruments (Details) - Schedule of Reconciliation of Assets for Level 3 Investments for Which Significant Unobservable Inputs - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 1,838
Transfers in – FOXO Technologies, Inc. convertible note	6,050
Transfers in – FOXO Technologies, Inc. original issue discount on convertible note	(550)
Amortization of original issue discount on convertible note	206
Change in fair value on debt securities	791
Transfers out – FOXO Technologies, Inc. conversion of note to marketable equity securities	(6,497)
Benefit (provision) for valuation allowance on related party loan – held for sale		7,461
Interest income (expense), net		1,627
Gain on related party loan held for sale		49,817
Unrealized loss on equity securities	(1,827)	(57,067)
Balance at end of year	$ 11	$ 1,838